Intangible assets (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	R$ 463,476	R$ 492,739
Leases - Concession Agreement – URAE-1 [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	338,740	374,679
Leases - Concession Agreement – URAE-1 [Member] | Costs [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	588,534	588,600
Leases - Concession Agreement – URAE-1 [Member] | Accumulated Amortizations [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(249,794)	(213,921)
Vehicles [member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	216,431	205,593
Properties [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	22,098	11,566
Office equipment [member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	1,577	45
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(115,370)	(99,144)
Right Of Use Assets Net [Member]
IfrsStatementLineItems [Line Items]
Total Leases and Right of use	R$ 124,736	R$ 118,060